Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration in 5,833,214 newly issued common shares	40,833
Consideration in cash	2,500
Consideration already advanced for Hull no. S418	7,000
Total Consideration	50,333
Less: Net assets of companies acquired	(22,087)
Excess of consideration over acquired assets	28,246